PACE Money Market Investments (Prospectus Summary) | PACE Money Market Investments
PACE Money Market Investments
Investment objective
Current income consistent with preservation of capital and liquidity.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	PACE Money Market Investments Class P
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the offering price)	none
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PACE Money Market Investments Class P
Management fees		0.25%
Distribution and/or service (12b-1) fees		none
Other expenses (includes administration fee of 0.10%)		0.63%
Total annual fund operating expenses		0.88%
Management fee waiver/expense reimbursements	[1]	0.28%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	0.60%
[1]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 28, 2012 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 0.60%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
[1]
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PACE Money Market Investments Class P	263	866	1,494	3,185

Principal strategies
Principal investments

The fund is a money market mutual fund and seeks to maintain a stable price of

$1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager and investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss,

but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default,

depending on the nature of the particular government support for that security.

For example, a US government-sponsored entity, such as Federal National Mortgage

Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie

Mac"), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. However,

because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

PACE Money Market Investments Annual Total Returns of Class P Shares

Total return January 1 - September 30, 2011: 0.01%

Best quarter during calendar years shown-1st Q 2001: 1.35%

Worst quarter during calendar years shown-3rd Q 2009 &

1st Q, 2nd Q and 3rd Q 2010: 0.00%

(Actual total return was 0.0024%)

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
PACE Money Market Investments Class P	Class P	(1.97%)	0.27%	0.07%	Aug. 24, 1995

[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.